Securities Available for Sale, Major Categories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 223,283	$ 215,571
Gross unrealized gains	12,970	10,211
Gross unrealized losses	(1,054)	(3,169)
Securities available for sale	235,199	222,613
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	220,946	212,642
Gross unrealized gains	12,473	9,660
Gross unrealized losses	(1,005)	(3,106)
Securities available for sale	232,414	219,196
US Treasury and Government [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	7,099	6,920
Gross unrealized gains	47	59
Gross unrealized losses	0	(11)
Securities available for sale	7,146	6,968
US States and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	37,120	32,307
Gross unrealized gains	2,000	1,169
Gross unrealized losses	(444)	(883)
Securities available for sale	38,676	32,593
Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	125,471	127,105
Gross unrealized gains	8,034	6,987
Gross unrealized losses	(321)	(1,352)
Securities available for sale	133,184	132,740
Federal agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	92,855	92,279
Gross unrealized gains	4,434	4,485
Gross unrealized losses	(4)	(10)
Securities available for sale	97,285	96,754
Residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	14,178	16,997
Gross unrealized gains	1,802	1,253
Gross unrealized losses	(49)	(414)
Securities available for sale	15,931	17,836
Commercial [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	18,438	17,829
Gross unrealized gains	1,798	1,249
Gross unrealized losses	(268)	(928)
Securities available for sale	19,968	18,150
Corporate debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	20,120	17,921
Gross unrealized gains	1,282	769
Gross unrealized losses	(69)	(286)
Securities available for sale	21,333	18,404
Collateralized debt obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	12,726	8,650
Gross unrealized gains	557	298
Gross unrealized losses	(95)	(349)
Securities available for sale	13,188	8,599
Other Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	18,410	19,739
Gross unrealized gains	553	378
Gross unrealized losses	(76)	(225)
Securities available for sale	18,887	19,892
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	2,337	2,929
Gross unrealized gains	497	551
Gross unrealized losses	(49)	(63)
Securities available for sale	2,785	3,417
Perpetual preferred securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	1,935	2,396
Gross unrealized gains	281	185
Gross unrealized losses	(40)	(54)
Securities available for sale	2,176	2,527
Other equity securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	402	533
Gross unrealized gains	216	366
Gross unrealized losses	(9)	(9)
Securities available for sale	$ 609	$ 890